Capital and reserves - Treasury shares (Details)	9 Months Ended
	Mar. 31, 2022 CNY (¥) item	Mar. 31, 2021 CNY (¥)
Disclosure of classes of share capital [line items]
Considerations received credited to additional paid-in capital | ¥	¥ 0	¥ 973,000
2020 Share Award Scheme
Disclosure of classes of share capital [line items]
Number of Special Purpose Vehicles | item	12